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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            02/08/08
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $1,359
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.               028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
------------------------- ---------------- ---------- --------      --------    ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   CALL   DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- ---------- -------- --------- ------ ------------ ---------- ------ -------- ------

3M CO                        COM            88579Y101  14,081     167,000  Call    SHARED        1         0      167,000  0
ABBOTT LABS                  COM            002824100  11,230     200,000  Call    SHARED        1         0      200,000  0
ANADARKO PETE CORP           COM            032511107   2,496      38,000  Call    SHARED        1         0       38,000  0
ANHEUSER BUSCH COS INC       COM            035229103  11,410     218,000  Call    SHARED        1         0      218,000  0
BECTON DICKINSON & CO        COM            075887109  11,868     142,000  Call    SHARED        1         0      142,000  0
CHESAPEAKE ENERGY CORP       COM            165167107  26,546     677,200          SHARED        1         0      677,200  0
CHINA LIFE INS CO LTD        ADR            16939P106  49,825   1,037,200  Put     SHARED        1         0    1,037,200  0
CHINA YUCHAI INTL LTD        COM            G21082105   5,404     545,300          SHARED        1         0      545,300  0
COMPANHIA VALE DO RIO DOCE   ADR            204412209  30,056     920,000  Put     SHARED        1         0      920,000  0
CITIGROUP INC                COM            172967101   1,457      49,500          SHARED        1         0       49,500  0
COCA COLA CO                 COM            191216100   5,216      85,000  Call    SHARED        1         0       85,000  0
CONOCOPHILLIPS               COM            20825C104  13,801     156,300          SHARED        1         0      156,300  0
CONOCOPHILLIPS               COM            20825C104  64,459     730,000  Call    SHARED        1         0      730,000  0
CORNING INC                  COM            219350105   7,197     300,000          SHARED        1         0      300,000  0
CTRIP COM INTL LTD           ADR            22943F100  11,664     202,965          SHARED        1         0      202,965  0
DEVON ENERGY CORP NEW        COM            25179M103   9,433     106,100          SHARED        1         0      106,100  0
EMERSON ELEC CO              COM            291011104  14,165     250,000  Call    SHARED        1         0      250,000  0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605  23,598     356,100  Put     SHARED        1         0      356,100  0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605 243,012   8,400,000  Call    SHARED        1         0    8,400,000  0
HSBC HOLDINGS PLC            ADR            404280406  16,742     200,000  Call    SHARED        1         0      200,000  0
ISHARES TR                   FTSE XNHUA IDX 464287184  11,932      70,000  Call    SHARED        1         0       70,000  0
ISHARES INC                  MSCI JAPAN     464286849  28,674   5,215,000  Call    SHARED        1         0    5,215,000  0
ISHARES TR                   RUSSELL 2000   464287655  57,347   5,485,000  Put     SHARED        1         0    5,485,000  0
L-3 COMMUNICATIONS HLDGS INC COM            502424104  86,021  10,700,000  Call    SHARED        1         0   10,700,000  0
MERRILL LYNCH & CO INC       COM            590188108   2,931      54,600          SHARED        1         0       54,600  0
MERRILL LYNCH & CO INC       COM            590188108   8,052     150,000  Call    SHARED        1         0      150,000  0
ISHARES TR                   MSCI EMERC MKT 464287234  88,951  10,754,600  Put     SHARED        1         0   10,754,600  0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  99,934  10,959,200  Put     SHARED        1         0   10,959,200  0
NEWFIELD EXPL CO             COM            651290108  52,695     999,900          SHARED        1         0      999,900  0
NEWFIELD EXPL CO             COM            651290108  23,188     440,000  Call    SHARED        1         0      440,000  0
NEXEN INC                    COM            65334H102 152,629  11,959,100  Call    SHARED        1         0   11,959,100  0
PATNI COMPUTER SYS           SPONS ADR      703248203     373      22,895          SHARED        1         0       22,895  0
PHARMACEUTICAL HLDRS TR      DEPOSITRY RCPT 71712A206   9,899     125,000  Call    SHARED        1         0      125,000  0
RETAIL HOLDRS TR             DEP RCPT       76127U101   9,335     100,000  Put     SHARED        1         0      100,000  0
REYNOLDS AMERICAN INC        COM            761713106  14,115     214,000  Call    SHARED        1         0      214,000  0
SINA CORP                    COM            G81477104  35,829     808,600          SHARED        1         0      808,600  0
SPDR TR                      ETF            78462F103  49,945   1,022,600  Put     SHARED        1         0    1,022,600  0
TALISMAN ENERGY INC          COM            87425E103  15,038     812,000          SHARED        1         0      812,000  0
TERADATA CORP DEL            COM            88076W103   4,934     180,000          SHARED        1         0      180,000  0
DISNEY WALT CO               COM DISNEY     254687106  13,848     429,000  Call    SHARED        1         0      429,000  0
UNITED TECHNOLOGIES CORP     COM            913017109  18,782     609,000  Call    SHARED        1         0      609,000  0
VANCEINFO TECHNOLOGIES INC   ADR            921564100   1,216     135,128          SHARED        1         0      135,128  0
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